Quarterly Holdings Report
for
Fidelity® SAI Japan Stock Index Fund
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
JSI-NPRT1-0324
1.9903808.102
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 1.0%
Nippon Telegraph & Telephone Corp.	3,812,100	4,787,063
Entertainment - 2.3%
Capcom Co. Ltd.	22,100	842,867
Koei Tecmo Holdings Co. Ltd.	15,000	186,842
Konami Group Corp.	12,800	787,177
Nexon Co. Ltd.	43,700	697,410
Nintendo Co. Ltd.	132,500	7,402,896
Square Enix Holdings Co. Ltd.	10,900	425,931
Toho Co. Ltd.	14,300	465,819
		10,808,942
Interactive Media & Services - 0.2%
LY Corp.	340,900	1,060,551
Media - 0.1%
Dentsu Group, Inc.	25,900	687,419
Wireless Telecommunication Services - 3.5%
KDDI Corp.	191,000	6,328,796
SoftBank Corp.	366,800	4,873,248
SoftBank Group Corp.	131,300	5,668,305
		16,870,349
TOTAL COMMUNICATION SERVICES		34,214,324
CONSUMER DISCRETIONARY - 19.2%
Automobile Components - 1.9%
Aisin Seiki Co. Ltd.	18,800	701,900
Bridgestone Corp.	72,800	3,154,620
DENSO Corp.	241,300	3,790,353
Koito Manufacturing Co. Ltd.	24,600	376,609
Sumitomo Electric Industries Ltd.	91,200	1,212,195
		9,235,677
Automobiles - 8.7%
Honda Motor Co. Ltd.	589,300	6,587,233
Isuzu Motors Ltd.	74,400	1,015,184
Mazda Motor Corp.	72,500	878,950
Nissan Motor Co. Ltd.	296,200	1,162,830
Subaru Corp.	78,500	1,566,021
Suzuki Motor Corp.	47,000	2,111,178
Toyota Motor Corp.	1,352,900	27,014,463
Yamaha Motor Co. Ltd.	113,900	1,076,555
		41,412,414
Broadline Retail - 0.4%
Pan Pacific International Holdings Ltd.	48,600	1,050,562
Rakuten Group, Inc.	191,100	839,456
		1,890,018
Hotels, Restaurants & Leisure - 1.3%
McDonald's Holdings Co. (Japan) Ltd. (a)	11,000	489,769
Oriental Land Co. Ltd.	139,200	5,169,901
Zensho Holdings Co. Ltd.	11,900	582,728
		6,242,398
Household Durables - 4.5%
Iida Group Holdings Co. Ltd.	19,700	297,410
Open House Group Co. Ltd.	10,000	312,721
Panasonic Holdings Corp.	281,800	2,654,212
Sekisui Chemical Co. Ltd.	49,100	701,027
Sekisui House Ltd.	76,100	1,717,896
Sharp Corp. (b)	33,200	223,247
Sony Group Corp.	160,900	15,779,205
		21,685,718
Leisure Products - 0.7%
Bandai Namco Holdings, Inc.	76,500	1,656,420
SHIMANO, Inc.	9,800	1,407,038
Yamaha Corp.	16,700	367,242
		3,430,700
Specialty Retail - 1.7%
Fast Retailing Co. Ltd.	22,300	5,953,587
Nitori Holdings Co. Ltd.	10,200	1,334,994
USS Co. Ltd.	26,200	495,479
ZOZO, Inc.	17,900	391,948
		8,176,008
TOTAL CONSUMER DISCRETIONARY		92,072,933
CONSUMER STAPLES - 5.6%
Beverages - 0.9%
Asahi Group Holdings	61,400	2,282,113
Kirin Holdings Co. Ltd.	99,100	1,424,460
Suntory Beverage & Food Ltd.	17,700	577,458
		4,284,031
Consumer Staples Distribution & Retail - 1.5%
AEON Co. Ltd.	83,400	1,993,025
Kobe Bussan Co. Ltd.	19,200	490,612
MatsukiyoCocokara & Co.	43,800	796,143
Seven & i Holdings Co. Ltd.	96,100	3,795,453
		7,075,233
Food Products - 1.2%
Ajinomoto Co., Inc.	56,500	2,320,169
Kikkoman Corp.	17,300	1,064,439
Meiji Holdings Co. Ltd.	30,000	725,538
Nissin Food Holdings Co. Ltd.	25,600	828,195
Yakult Honsha Co. Ltd.	32,700	714,220
		5,652,561
Household Products - 0.4%
Unicharm Corp.	51,500	1,772,032
Personal Care Products - 0.8%
Kao Corp.	59,400	2,350,314
Kose Corp.	4,300	281,318
Shiseido Co. Ltd.	51,000	1,421,711
		4,053,343
Tobacco - 0.8%
Japan Tobacco, Inc.	153,100	4,035,316
TOTAL CONSUMER STAPLES		26,872,516
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
ENEOS Holdings, Inc.	367,600	1,484,573
Idemitsu Kosan Co. Ltd.	123,500	685,794
INPEX Corp.	123,800	1,682,747
		3,853,114
FINANCIALS - 12.6%
Banks - 7.2%
Chiba Bank Ltd.	67,600	500,934
Concordia Financial Group Ltd.	135,200	644,288
Japan Post Bank Co. Ltd.	184,600	1,919,813
Mitsubishi UFJ Financial Group, Inc.	1,456,800	13,645,190
Mizuho Financial Group, Inc.	307,700	5,588,315
Resona Holdings, Inc.	271,200	1,497,095
Shizuoka Financial Group	59,700	545,659
Sumitomo Mitsui Financial Group, Inc.	162,100	8,431,369
Sumitomo Mitsui Trust Holdings, Inc.	83,600	1,713,237
		34,485,900
Capital Markets - 1.1%
Daiwa Securities Group, Inc.	170,200	1,219,801
Japan Exchange Group, Inc.	64,100	1,418,643
Nomura Holdings, Inc.	383,400	2,065,050
SBI Holdings, Inc. Japan	31,500	773,819
		5,477,313
Financial Services - 0.8%
Mitsubishi UFJ Lease & Finance Co. Ltd.	102,900	729,607
ORIX Corp.	149,700	2,890,598
		3,620,205
Insurance - 3.5%
Dai-ichi Mutual Life Insurance Co.	120,000	2,631,931
Japan Post Holdings Co. Ltd.	264,900	2,535,804
Japan Post Insurance Co. Ltd.	24,400	456,814
MS&AD Insurance Group Holdings, Inc.	54,700	2,258,823
Sompo Holdings, Inc.	37,700	1,954,800
T&D Holdings, Inc.	63,900	1,058,104
Tokio Marine Holdings, Inc.	229,900	6,061,873
		16,958,149
TOTAL FINANCIALS		60,541,567
HEALTH CARE - 8.1%
Health Care Equipment & Supplies - 2.6%
ASAHI INTECC Co. Ltd.	27,700	526,325
Hoya Corp.	45,200	5,741,719
Olympus Corp.	153,500	2,272,362
Sysmex Corp.	21,400	1,159,287
Terumo Corp.	85,800	2,904,497
		12,604,190
Health Care Technology - 0.2%
M3, Inc.	56,300	888,414
Pharmaceuticals - 5.3%
Astellas Pharma, Inc.	230,900	2,688,249
Chugai Pharmaceutical Co. Ltd.	85,700	3,082,648
Daiichi Sankyo Kabushiki Kaisha	236,000	7,065,613
Eisai Co. Ltd.	32,200	1,516,255
Kyowa Hakko Kirin Co., Ltd.	34,400	541,868
Ono Pharmaceutical Co. Ltd.	49,500	892,195
Otsuka Holdings Co. Ltd.	53,400	2,099,064
Shionogi & Co. Ltd.	33,300	1,598,281
Takeda Pharmaceutical Co. Ltd.	201,900	5,933,938
		25,418,111
TOTAL HEALTH CARE		38,910,715
INDUSTRIALS - 22.1%
Air Freight & Logistics - 0.4%
Nippon Express Holdings, Inc.	9,200	547,596
SG Holdings Co. Ltd.	40,900	529,659
Yamato Holdings Co. Ltd.	33,900	586,010
		1,663,265
Building Products - 1.4%
AGC, Inc.	24,700	928,924
Daikin Industries Ltd.	33,700	5,399,830
Toto Ltd.	16,900	457,403
		6,786,157
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co. Ltd.	26,100	755,333
Secom Co. Ltd.	26,800	1,945,154
Toppan Holdings, Inc.	31,500	868,281
		3,568,768
Construction & Engineering - 0.6%
Kajima Corp.	54,000	963,730
Obayashi Corp.	82,800	766,442
SHIMIZU Corp.	66,400	444,490
Taisei Corp.	21,700	791,152
		2,965,814
Electrical Equipment - 1.4%
Fuji Electric Co. Ltd.	16,200	811,297
Mitsubishi Electric Corp.	246,500	3,658,134
Nidec Corp.	53,300	1,987,920
		6,457,351
Ground Transportation - 2.1%
Central Japan Railway Co.	92,000	2,299,323
East Japan Railway Co.	38,600	2,207,637
Hankyu Hanshin Holdings, Inc.	29,200	893,389
Keisei Electric Railway Co.	16,500	746,623
Kintetsu Group Holdings Co. Ltd.	23,100	712,807
Odakyu Electric Railway Co. Ltd.	40,000	611,220
Tobu Railway Co. Ltd.	24,100	638,247
Tokyu Corp.	63,800	748,647
West Japan Railway Co.	28,000	1,166,186
		10,024,079
Industrial Conglomerates - 2.0%
Hikari Tsushin, Inc.	2,600	453,050
Hitachi Ltd.	118,300	9,292,506
		9,745,556
Machinery - 4.6%
Daifuku Co. Ltd.	38,800	765,136
FANUC Corp.	121,600	3,363,745
Hitachi Construction Machinery Co. Ltd.	13,700	388,702
Hoshizaki Corp.	13,900	505,701
Komatsu Ltd.	118,000	3,357,095
Kubota Corp.	128,100	1,939,110
Makita Corp.	28,600	769,769
Minebea Mitsumi, Inc.	46,300	957,031
Misumi Group, Inc.	36,300	622,360
Mitsubishi Heavy Industries Ltd.	40,900	2,728,173
SMC Corp.	7,300	4,063,505
Toyota Industries Corp.	18,700	1,581,629
Yaskawa Electric Corp.	30,600	1,153,202
		22,195,158
Marine Transportation - 1.0%
Kawasaki Kisen Kaisha Ltd.	17,600	857,539
Mitsui OSK Lines Ltd.	43,900	1,576,910
Nippon Yusen KK	61,800	2,129,681
		4,564,130
Passenger Airlines - 0.2%
Ana Holdings, Inc. (b)	20,400	450,803
Japan Airlines Co. Ltd.	18,400	353,570
		804,373
Professional Services - 1.6%
BayCurrent Consulting, Inc.	16,900	392,908
Recruit Holdings Co. Ltd.	183,900	7,263,814
		7,656,722
Trading Companies & Distributors - 6.1%
Itochu Corp.	151,600	6,880,233
Marubeni Corp.	182,700	3,116,254
Mitsubishi Corp.	440,100	7,585,100
Mitsui & Co. Ltd.	165,100	6,696,003
MonotaRO Co. Ltd.	32,000	301,383
Sumitomo Corp.	132,600	3,049,515
Toyota Tsusho Corp.	27,100	1,775,902
		29,404,390
TOTAL INDUSTRIALS		105,835,763
INFORMATION TECHNOLOGY - 14.7%
Electronic Equipment, Instruments & Components - 5.2%
Azbil Corp.	14,700	475,026
Hamamatsu Photonics K.K.	17,900	707,138
Hirose Electric Co. Ltd.	3,900	453,776
Ibiden Co. Ltd.	14,400	724,607
Keyence Corp.	24,800	11,095,467
Kyocera Corp.	163,800	2,398,045
Murata Manufacturing Co. Ltd.	219,900	4,440,248
OMRON Corp.	22,400	1,007,222
Shimadzu Corp.	30,200	835,090
TDK Corp.	49,600	2,467,840
Yokogawa Electric Corp.	29,100	571,836
		25,176,295
IT Services - 2.3%
Fujitsu Ltd.	22,500	3,114,322
NEC Corp.	31,300	2,045,290
Nomura Research Institute Ltd.	49,300	1,507,768
NTT Data Corp.	80,500	1,159,492
OBIC Co. Ltd.	8,900	1,367,126
Otsuka Corp.	14,500	610,128
SCSK Corp.	20,000	392,693
TIS, Inc.	28,100	624,996
		10,821,815
Semiconductors & Semiconductor Equipment - 5.2%
Advantest Corp.	97,700	3,888,250
Disco Corp.	11,700	3,157,119
Lasertec Corp.	9,600	2,500,121
Renesas Electronics Corp. (b)	187,400	3,074,782
ROHM Co. Ltd.	42,000	724,888
Sumco Corp.	44,700	677,671
Tokyo Electron Ltd.	60,200	11,171,462
		25,194,293
Software - 0.3%
Oracle Corp. Japan	4,900	386,165
Trend Micro, Inc.	17,100	978,280
		1,364,445
Technology Hardware, Storage & Peripherals - 1.7%
Brother Industries Ltd.	29,600	495,876
Canon, Inc.	127,600	3,515,016
FUJIFILM Holdings Corp.	47,600	3,017,123
Ricoh Co. Ltd.	70,000	550,200
Seiko Epson Corp.	36,800	537,185
		8,115,400
TOTAL INFORMATION TECHNOLOGY		70,672,248
MATERIALS - 4.8%
Chemicals - 3.7%
Asahi Kasei Corp.	160,000	1,213,367
JSR Corp.	22,600	616,408
Mitsubishi Chemical Holdings Corp.	163,300	984,657
Mitsui Chemicals, Inc.	21,800	641,580
Nippon Paint Holdings Co. Ltd.	121,000	953,035
Nippon Sanso Holdings Corp.	22,100	559,999
Nissan Chemical Corp.	16,100	642,114
Nitto Denko Corp.	18,300	1,518,129
Shin-Etsu Chemical Co. Ltd.	232,400	9,147,774
Sumitomo Chemical Co. Ltd.	179,600	422,883
Toray Industries, Inc.	176,900	883,869
Tosoh Corp.	33,200	428,102
		18,011,917
Metals & Mining - 1.0%
JFE Holdings, Inc.	73,400	1,158,900
Nippon Steel & Sumitomo Metal Corp.	109,100	2,625,456
Sumitomo Metal Mining Co. Ltd.	31,500	870,618
		4,654,974
Paper & Forest Products - 0.1%
Oji Holdings Corp.	110,000	430,082
TOTAL MATERIALS		23,096,973
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Daiwa House REIT Investment Corp.	296	523,003
GLP J-REIT	597	533,022
Japan Real Estate Investment Corp.	163	624,868
Japan Retail Fund Investment Corp.	892	605,528
KDX Realty Investment Corp.	529	573,829
Nippon Building Fund, Inc.	195	788,992
Nippon Prologis REIT, Inc.	290	515,969
Nomura Real Estate Master Fund, Inc.	541	591,998
		4,757,209
Real Estate Management & Development - 2.1%
Daito Trust Construction Co. Ltd.	7,900	898,630
Daiwa House Industry Co. Ltd.	75,700	2,340,792
Hulic Co. Ltd.	49,000	541,075
Mitsubishi Estate Co. Ltd.	143,600	1,989,710
Mitsui Fudosan Co. Ltd.	113,500	2,849,279
Nomura Real Estate Holdings, Inc.	14,000	383,120
Sumitomo Realty & Development Co. Ltd.	36,400	1,144,749
		10,147,355
TOTAL REAL ESTATE		14,904,564
UTILITIES - 1.1%
Electric Utilities - 0.7%
Chubu Electric Power Co., Inc.	82,200	1,066,355
Kansai Electric Power Co., Inc.	89,800	1,225,064
Tokyo Electric Power Co., Inc. (b)	194,800	1,037,146
		3,328,565
Gas Utilities - 0.4%
Osaka Gas Co. Ltd.	47,800	1,006,518
Tokyo Gas Co. Ltd.	47,200	1,084,273
		2,090,791
TOTAL UTILITIES		5,419,356
TOTAL COMMON STOCKS (Cost $450,942,731)		476,394,073

Government Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $398,764)	400,000	398,772

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	1,804,976	1,805,337
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	391,680	391,720
TOTAL MONEY MARKET FUNDS (Cost $2,197,057)		2,197,057

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $453,538,552)	478,989,902
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,141,337
NET ASSETS - 100.0%	480,131,239

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Yen Denominated Nikkei 225 Contracts (United States)	31	Mar 2024	3,778,112	263,230	263,230

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $169,478.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	540,844	25,274,844	24,010,351	37,073	-	-	1,805,337	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	768,675	9,431,328	9,808,283	6,224	-	-	391,720	0.0%
Total	1,309,519	34,706,172	33,818,634	43,297	-	-	2,197,057

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.